Unaudited condensed consolidated statements of cash flows (Parenthetical) - Core structural borrowings of shareholder-financed businesses - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Balance at beginning of period	£ 7,664	£ 6,280
Redemption of debt	(400)
Foreign exchange movement	8	83
Non-cash movements for changes to terms of debt	169
Other movements		4
Balance at end of period	£ 7,441	£ 6,367